Significant non-recurring events and operations	12 Months Ended
Dec. 31, 2025
Significant non-recurring events and operations
Significant non-recurring events and operations	38 Significant non-recurring events and operations In 2025, in 2024 and 2023, Eni did not report any non-recurring events and operations.